Earnings Per Limited Partner Unit (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Limited Partners' Capital Account [Line Items]
Net Income (Loss) Attributable to Parent	$ 15,091,000	$ 16,520,000	$ 11,006,000	$ 12,550,000	$ 5,786,000	$ 9,345,000	$ 9,134,000	$ 11,994,000	$ 55,167,000		$ 36,259,000		$ 23,954,000
General partners' interest									2.00%
Incentive Distribution, Distribution									6,698,000		483,000		0	[1]
Net income allocated to general partner									8,142,000		728,000		479,000
Net income (loss) allocated to limited partners									47,025,000	[2]	35,531,000	[2]	23,475,000	[2]
Common Units [Member]
Limited Partners' Capital Account [Line Items]
Earnings per limited partner unit, basic	$ 0.34	$ 0.50	$ 0.41	$ 0.45	$ 0.26	$ 0.45	$ 0.44	$ 0.59	$ 1.69		$ 1.66		$ 1.40
Earnings per limited partner unit, diluted	$ 0.34	$ 0.50	$ 0.41	$ 0.45	$ 0.26	$ 0.45	$ 0.44	$ 0.59	$ 1.69		$ 1.66		$ 1.40
Net income (loss) allocated to limited partners									32,914,000		22,701,000		11,737,500
Basic weighted average number of limited partner units outstanding:									19,419		13,672		8,390
Weighted Average Number Diluted Limited Partnership Units Outstanding Adjustment									65		36		16
Weighted Average Limited Partnership Units Outstanding, Diluted									19,484		13,708		8,406
Subordinated Units [Member]
Limited Partners' Capital Account [Line Items]
Earnings per limited partner unit, basic and diluted	$ 0.34	$ 0.50	$ 0.37	$ 0.45	$ 0.24	$ 0.37	$ 0.44	$ 0.57	$ 1.66		$ 1.59		$ 1.40
Net income (loss) allocated to limited partners									13,912,000		13,321,000		11,737,500
Basic weighted average number of limited partner units outstanding:									8,390		8,390		8,390
Weighted Average Limited Partnership Units Outstanding, Diluted									8,390		8,390		8,390
Common Class A [Member]
Limited Partners' Capital Account [Line Items]
Earnings per limited partner unit, basic and diluted	$ 0.34	$ (0.07)	$ (0.25)	$ (0.05)	$ (0.38)	$ (0.08)	$ 0.00	$ 0.16	$ 0.06		$ (0.39)		$ 0.00
Net income (loss) allocated to limited partners									199,000		(491,000)		0
Basic weighted average number of limited partner units outstanding:									3,154		1,264		0
Weighted Average Limited Partnership Units Outstanding, Diluted									3,154		1,264		0
Excluding incentive distributions [Member]
Limited Partners' Capital Account [Line Items]
Net income allocated to general partner									$ 1,444,000		$ 245,000		$ 479,000

[1]	(*) Based on the amount of the distributions declared per common unit related to earnings for the year ended December 31, 2012, our general partner was not entitled to receive incentive distributions for that period.
[2]	(**) We calculate net income allocated to limited partners based on the distributions pertaining to the current period’s available cash as defined by our partnership agreement. After adjusting for the appropriate period’s distributions, the remaining undistributed earnings or excess distributions over earnings, if any, are allocated to the general partner, limited partners and participating securities in accordance with the contractual terms of the partnership agreement and as further prescribed under the two-class method. Incentive distribution rights do not participate in undistributed earnings. Prior to the conversion of the Class A units in January 2015, the Class A units did not participate in cash distributions, but were allocated a proportional share of undistributed earnings. Class A units will receive the declared distribution for the fourth quarter of 2014, as such the fourth quarter distribution is reflected in the earnings attributable to Class A units for the year ended December 31, 2014. As distributions related to the available cash exceeded net income, the Class A units reflect a loss for the year ended December 31, 2013.